Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)		Taxes	Royalties	Comm. Social Resp.	Total Payments
Total	[1]	$ 75,700,000	$ 1,690,284	$ 48,621,139	$ 126,011,423
Met [Member] | C/U/O/US-VA [Member]
Total	[1]			7,996,967	7,996,967
Met [Member] | C/U/O/US-WV [Member]
Total	[1]			24,682,370	24,682,370
All Other [Member] | C/U/O/US-WV [Member]
Total	[1]			$ 5,598,761	$ 5,598,761

[1]	Payments to U.S. federal government entities were made in U.S. dollars. Payments to foreign governmental entities were made in local currency (Swiss Franc) and translated to U.S. dollars based on the exchange rate at the time of payment.